LEASE LIABILITIES AND RIGHT OF USE ASSETS (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total finance lease liabilities	$ 92,569	$ 81,322	$ 0
Less current portion	(37,404)	(30,172)	0
Long term portion	55,165	51,150	0
Finance equipment lease dated April 5, 2018 [Member]
Total finance lease liabilities	11,743	13,056	0
Finance equipment lease dated May 8, 2018 [Member]
Total finance lease liabilities	13,064	14,525	0
Finance equipment lease dated June 27, 2018 [Member]
Total finance lease liabilities	19,674	21,701	0
Finance equipment lease dated September 18, 2018 [Member]
Total finance lease liabilities	14,029	15,368	$ 0
Finance equipment lease dated September 28, 2018 [Member]
Total finance lease liabilities	15,312	16,672
Finance equipment lease dated February 20, 2019 [Member]
Total finance lease liabilities	$ 18,747	$ 0